UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 27, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-21


                 J.P. Morgan Mortgage Acquisition Trust 2006-RM1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       51-0606074, 51-0606076, 51-0606079
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-RM1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1A              [   ]           [   ]           [ x ]
   A1B              [   ]           [   ]           [ x ]
   A2               [   ]           [   ]           [ x ]
   A3               [   ]           [   ]           [ x ]
   A4               [   ]           [   ]           [ x ]
   A5               [   ]           [   ]           [ x ]
   M1               [   ]           [   ]           [ x ]
   M2               [   ]           [   ]           [ x ]
   M3               [   ]           [   ]           [ x ]
   M4               [   ]           [   ]           [ x ]
   M5               [   ]           [   ]           [ x ]
   M6               [   ]           [   ]           [ x ]
   M7               [   ]           [   ]           [ x ]
   M8               [   ]           [   ]           [ x ]
   M9               [   ]           [   ]           [ x ]
   M10              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-RM1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-RM1 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                 October 25, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                 October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      230,853,000.00    230,853,000.00     7,310,030.45       979,346.66     8,289,377.11     0.00      0.00       223,542,969.55
A1B       57,713,000.00     57,713,000.00     1,827,499.70       247,080.00     2,074,579.70     0.00      0.00        55,885,500.30
A2       219,176,000.00    219,176,000.00    10,109,768.90       921,285.86    11,031,054.76     0.00      0.00       209,066,231.10
A3        88,573,000.00     88,573,000.00             0.00       375,063.94       375,063.94     0.00      0.00        88,573,000.00
A4        58,757,000.00     58,757,000.00             0.00       251,549.55       251,549.55     0.00      0.00        58,757,000.00
A5        53,831,000.00     53,831,000.00             0.00       232,972.55       232,972.55     0.00      0.00        53,831,000.00
M1        35,560,000.00     35,560,000.00             0.00       155,004.70       155,004.70     0.00      0.00        35,560,000.00
M2        32,327,000.00     32,327,000.00             0.00       141,917.90       141,917.90     0.00      0.00        32,327,000.00
M3        17,089,000.00     17,089,000.00             0.00        75,021.96        75,021.96     0.00      0.00        17,089,000.00
M4        17,549,000.00     17,549,000.00             0.00        77,996.84        77,996.84     0.00      0.00        17,549,000.00
M5        16,163,000.00     16,163,000.00             0.00        72,088.17        72,088.17     0.00      0.00        16,163,000.00
M6        14,778,000.00     14,778,000.00             0.00        66,600.60        66,600.60     0.00      0.00        14,778,000.00
M7        13,854,000.00     13,854,000.00             0.00        65,992.24        65,992.24     0.00      0.00        13,854,000.00
M8        11,545,000.00     11,545,000.00             0.00        57,687.36        57,687.36     0.00      0.00        11,545,000.00
M9         9,236,000.00      9,236,000.00             0.00        54,051.80        54,051.80     0.00      0.00         9,236,000.00
M10        9,236,000.00      9,236,000.00             0.00        54,770.16        54,770.16     0.00      0.00         9,236,000.00
P                100.00            100.00             0.00       131,732.54       131,732.54     0.00      0.00               100.00
R                  0.00              0.00             0.00             0.00             0.00     0.00      0.00                 0.00
TOTALS   886,240,100.00    886,240,100.00    19,247,299.05     3,960,162.83    23,207,461.88     0.00      0.00       866,992,800.95
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        923,653,151.00    923,653,151.00             0.00     2,518,013.26     2,518,013.26     0.00      0.00       904,311,081.23
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A     46629NAA1     1,000.00000000        31.66530411          4.24229557         35.90759969       968.33469589     5.454380%
A1B     46629NAB9     1,000.00000000        31.66530418          4.28118448         35.94648866       968.33469582     5.504380%
A2      46629NAC7     1,000.00000000        46.12625881          4.20340667         50.32966547       953.87374119     5.404380%
A3      46629NAD5     1,000.00000000         0.00000000          4.23451774          4.23451774     1,000.00000000     5.444380%
A4      46629NAE3     1,000.00000000         0.00000000          4.28118437          4.28118437     1,000.00000000     5.504380%
A5      46629NAF0     1,000.00000000         0.00000000          4.32785105          4.32785105     1,000.00000000     5.564380%
M1      46629NAG8     1,000.00000000         0.00000000          4.35896232          4.35896232     1,000.00000000     5.604380%
M2      46629NAH6     1,000.00000000         0.00000000          4.39007331          4.39007331     1,000.00000000     5.644380%
M3      46629NAJ2     1,000.00000000         0.00000000          4.39007315          4.39007315     1,000.00000000     5.644380%
M4      46629NAK9     1,000.00000000         0.00000000          4.44451764          4.44451764     1,000.00000000     5.714380%
M5      46629NAL7     1,000.00000000         0.00000000          4.46007363          4.46007363     1,000.00000000     5.734380%
M6      46629NAM5     1,000.00000000         0.00000000          4.50673975          4.50673975     1,000.00000000     5.794380%
M7      46629NAN3     1,000.00000000         0.00000000          4.76340696          4.76340696     1,000.00000000     6.124380%
M8      46629NAP8     1,000.00000000         0.00000000          4.99673971          4.99673971     1,000.00000000     6.424380%
M9      46629NAQ6     1,000.00000000         0.00000000          5.85229537          5.85229537     1,000.00000000     7.524380%
M10     46629NAR4     1,000.00000000         0.00000000          5.93007363          5.93007363     1,000.00000000     7.624380%
P       46629NAT0     1,000.00000000         0.00000000  1,317,325.40000000  1,317,325.40000000     1,000.00000000     0.000000%
TOTALS                1,000.00000000        21.71792842          4.46849881         26.18642722       978.28207159
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C       46629NAS2     1,000.00000000         0.00000000          2.72614591          2.72614591       979.05916334     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                October 25, 2006

Dates:
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               323,130.49
Group 1                                                                                            152,776.54
Group 2                                                                                            170,353.95

Principal Prepayments (Total)                                                                   16,570,317.28
Group 1                                                                                          5,222,965.89
Group 2                                                                                          3,479,290.98

Curtailments (Total)                                                                                20,697.98
Group 1                                                                                             10,020.50
Group 2                                                                                             10,677.48

Curtailment Interest Adjustments (Total)                                                           -11,416.42
Group 1                                                                                             -4,814.44
Group 2                                                                                             -6,601.98

Repurchase Principal (Total)                                                                     7,868,060.41
Group 1                                                                                          2,580,011.21
Group 2                                                                                          5,288,049.20

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                 99,323.10
Group 1                                                                                              4,159.88
Group 2                                                                                             95,163.22
Repurchase Principal Adjustments (Total)                                                         2,340,017.34
Group 1                                                                                          1,217,402.35
Group 2                                                                                          1,122,614.99

Interest Funds:
Gross Interest                                                                                   6,560,496.70
Group 1                                                                                          2,709,028.39
Group 2                                                                                          3,851,468.31

Repurchase Interest Adjustments (Total)                                                             15,593.54
Group 1                                                                                              8,061.18
Group 2                                                                                              7,532.36

Servicing Fees                                                                                     382,547.43
Group 1                                                                                            155,547.99
Group 2                                                                                            226,999.44

Trustee Fees                                                                                         3,071.08
Group 1                                                                                              1,249.23
Group 2                                                                                              1,821.85

Custodian Fee                                                                                        1,535.52
Group 1                                                                                                624.61
Group 2                                                                                                910.91

Trust Oversight Manager Fees                                                                        11,516.41
Group 1                                                                                              4,684.57
Group 2                                                                                              6,831.84
Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          20
Group 1                                                                                                    16
Group 2                                                                                                     4

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               3,927,809.02
Group 1                                                                                          3,311,012.85
Group 2                                                                                            616,796.17

Amount of Prepayment Penalties Collected                                                           131,732.54
Group 1                                                                                            111,928.43
Group 2                                                                                             19,804.11
Available Remitance Amount                                                                      25,519,489.56

Principal Remittance Amount (Total)                                                             19,342,069.77
Group 1                                                                                          9,182,521.93
Group 2                                                                                         10,159,547.84

Interest Remittance Amount (Total)                                                               6,177,419.79
Group 1                                                                                          2,554,983.17
Group 2                                                                                          3,622,436.63

Pool Detail:
Beginning Number of Loans Outstanding                                                                   5,149
Group 1                                                                                                 2,648
Group 2                                                                                                 2,501

Ending Number of Loans Outstanding                                                                      5,069
Group 1                                                                                                 2,603
Group 2                                                                                                 2,466

Beginning Aggregate Loan Balance                                                               921,313,133.21
Group 1                                                                                        374,765,731.87
Group 2                                                                                        546,547,401.34

Ending Aggregate Loan Balance                                                                  904,311,080.78
Group 1                                                                                        366,800,612.29
Group 2                                                                                        537,510,468.49

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                338
Group 1                                                                                                   340
Group 2                                                                                                   336

Weighted Average Net Mortgage Rate                                                                   8.02571%
Group 1                                                                                              8.15525%
Group 2                                                                                              7.93689%

Interest Accrual Period
Start Date                                                                                 September 27, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           28

  Delinquent Mortgage Loans
           Group 1
           Category            Number   Principal Balance          Percentage
           1 Month               61          8,679,466.56               2.37%
           2 Month               0                   0.00               0.00%
           3 Month               1             152,838.79               0.04%
            Total                62          8,832,305.35               2.41%
  Delinquent Mortgage Loans
           Group 2
           Category            Number   Principal Balance          Percentage
           1 Month               77         17,279,372.51               3.21%
           2 Month               2             170,359.68               0.03%
           3 Month               0                   0.00               0.00%
            Total                79         17,449,732.19               3.25%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

  Bankruptcies
  Group Number    Number of Loans      Principal Balance    Percentage
           1             2                    286,169.67         0.08%
           2             0                          0.00         0.00%
      Total              2                    286,169.67         0.03%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              2
Principal Balance of Bankruptcy Loans that are Current                                          286,169.67
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         2
Total Principal Balance of Bankruptcy Loans                                                     286,169.67

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         0
Total Principal Balance of Bankruptcy Loans                                                           0.00

  Foreclosures
  Group Number    Number of Loans  Principal Balance   Percentage
          1              0                     0.00         0.00%
          2              0                     0.00         0.00%
     Total               0                     0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                  0.00
Total Number of Foreclosure Loans                                                                        0
Total Principal Balance of Foreclosure Loans                                                          0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                  0.00
Total Number of Foreclosure Loans                                                                        0
Total Principal Balance of Foreclosure Loans                                                          0.00

   REO Properties
    Group Number    Number of Loans  Principal Balance     Percentage
             1             0                     0.00           0.00%
             2             0                     0.00           0.00%
        Total              0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

 REO Property Scheduled Balance
          Group Number      Loan Number REO Date    Schedule Principal Balance
                                                                          0.00
              Total                                                       0.00

Principal Payoffs by Group occured in this Distribution
     Group Number     Number of Loans       Principal Balance   Percentage
              1              0                   7,802,977.10        2.13%
              2              0                   8,767,340.18        1.63%
         Total               0                  16,570,317.28        1.83%


   Realized Loss Group Report
          Group Number   Current Loss    Cumulative Loss     Ending Balance  Balance of Liquidated Loans Net  Liquidation Proceeds
                1                 0.00              0.00     366,800,612.29                        0.00                    0.00
                2                 0.00              0.00     537,510,468.49                        0.00                    0.00
              TOTAL               0.00              0.00     904,311,080.78                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      0.00
Group 1                                                                                             0.00
Group 2                                                                                             0.00

Cumulative Realized Losses - Reduced by Recoveries                                                  0.00
Group 1                                                                                             0.00
Group 2                                                                                             0.00

Current Applied Losses                                                                              0.00
Cumulative Applied Losses                                                                           0.00

Trigger Event         (Effective September 2009)                                                      NO
TEST I - Trigger Event Occurrence                                                                     NO
(Is Delinquency Percentage > 34.25% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                          0.03574%
34.25% of of Senior Enhancement Percetage                                                       8.13328%
OR
TEST II - Trigger Event Occurrence                                                                    NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                            0.00000%
Required Cumulative Loss %                                                                      0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                      37,313,181.90
Ending Overcollateralization Amount                                                        37,318,279.83
Ending Overcollateralization Deficiency                                                             0.00
Overcollateralization Release Amount                                                           94,770.72
Monthly Excess Interest                                                                     2,348,989.50
Payment to Class C                                                                          2,518,013.26

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Interest Carryforward Amount Paid This Period                                                       0.00
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Interest Carryforward Amount Occured This Period                                                    0.00
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-3                                                                                           0.00
Class A-2                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Swap Account:
Net Swap Payment Due                                                                                0.00
Net Swap Payment Paid                                                                               0.00
Net Swap Receipt Due                                                                           74,253.04

Beginning Balance                                                                               1,000.00
Additions to the Swap Account                                                                  74,253.04
Withdrawals from the Swap Account                                                              74,253.04
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                               1,000.00
Additions to the Basis Risk Reserve Fund                                                            0.00
Divident Earnings on the Basis Risk Reserve Fund                                                    0.00
Withdrawals from the Basis Risk Reserve Fund                                                        0.00
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class M-1                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                               0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                               0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                0.00
Prepayment Interest Shortfall Allocated to Class M-10                                               0.00
Prepayment Interest Shortfall Allocated to Class C                                                  0.00

Total Relief Act Interest Shortfall occured this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                               0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                               0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                0.00
Relief Act Interest Shortfall Allocated to Class M-10                                               0.00
Relief Act Interest Shortfall Allocated to Class C                                                  0.00

Available Net Funds Cap to Libor Certificates                                                   8.598974

One-Month LIBOR for Such Distribution Date                                                      5.324380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                      5.454380
Class A-1b                                                                                      5.504380
Class A-2                                                                                       5.404380
Class A-3                                                                                       5.444380
Class A-4                                                                                       5.504380
Class A-5                                                                                       5.564380
Class M-1                                                                                       5.604380
Class M-2                                                                                       5.644380
Class M-3                                                                                       5.644380
Class M-4                                                                                       5.714380
Class M-5                                                                                       5.734380
Class M-6                                                                                       5.794380
Class M-7                                                                                       6.124380
Class M-8                                                                                       6.424380
Class M-9                                                                                       7.524380
Class M-10                                                                                      7.624380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Deferred Amount Paid This Period                                                                    0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Deferred Amount Occured This Period                                                                 0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Remaining Deferred Amount
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.